SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Basis of presentation
2.1	Basis of presentation

These interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly- owned subsidiary.

All inter-company balances and transactions have been eliminated. The Company uses the U.S dollar (“US$”) as its functional currency. The interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”), Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency - US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.1Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiary.

All inter-company balances and transactions have been eliminated, The Company uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. has used Turkish Lira (“TL”) as functional currency until the end of February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkey is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri Teknoloji A.Ş. whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency — US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri Teknoloji A.Ş.) which is the functional currency of Marti Technologies Inc. Subsequently, non- monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

Going concern
2.2	Going concern

The Group has experienced recurring operating losses from operating activities since its inception. To date, these operating losses have been funded primarily by shareholders. The Group had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations.

These interim condensed consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these interim condensed consolidated financial statements. The Group had net losses of US$ 12,000,418 during the six months period ended June 30,2023 and accumulated losses of US$ 51,183,009 as at June 30, 2023.

In October 2022, Marti launched its ride-hailing service offering car and motorcycle ride-hailing options that connects riders with drivers traveling in the same direction. Riders and drivers agree on the price of the ride, and the Group currently do not enable payment over the app or charge a fee for this service. With this addition, the Group is aligning its services to cater to a broader and more diverse customer base and better meet customer demand for both four-and two-wheeled vehicles. In the months leading up to the summer of 2024, the Group is planning continue to invest in growing its ride-hailing business.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the interim condensed consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained, and concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these interim condensed consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the interim condensed consolidated financial statements.

2.2Going concern

The Group has experienced recurring operating losses from operating activities since its inception. To date, these operating losses have been funded primarily by shareholders. The Group had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations.

These consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these consolidated financial statements. The Group had net losses of US$ 14,245,878, accumulated losses of US$ 39,182,591 for the year ended December 31, 2022. The Group has used US$ 5,465,618 cash for its operations during the same period and the Group borrowed US$ 1,000,000 in February 2023 and US$1,000,000 in March 2023 and US$ 2,300,000 in April 2023 from institutional investors as pre-funded convertible notes.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained, and it has been concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements.

Comparative financial information
2.3	Comparative financial information

In order to determine the financial status and performance trends, the interim condensed consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods. The Company prepared its interim condensed consolidated balance sheets as of June 30, 2023 in comparison with the consolidated balance sheets prepared as of December 31, 2022; and prepared condensed consolidated statements of operations and comprehensive loss, condensed consolidated statement of changes in equity and condensed consolidated statement of cash flows between January 1 - June 30, 2023 in comparison with January 1 - June 30, 2022.

These interim condensed consolidated financial statements of the Group do not include all the information required for full annual financial statements and should therefore be read together with the year-end consolidated financial statements dated December 31, 2022.

2.3Comparative financial information

To determine the financial status and performance trends, the consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods.

Restatement of financial statements

2.4Restatement of financial statements

The Group, along with its independent registered public accounting firm, identified errors in the previously issued consolidated financial statements for December 31, 2021 and 2020, related to the presentation of operating lease costs in the Statement of Operations and Comprehensive Loss, and the Statement of Cash Flows and the presentation of interest income and expense in the Statement of Cash Flows.

Lease related costs previously presented as a financial expense have now been included in ‘costs of revenues’, and the related lease payments previously presented as a financing cash outflow are now included as an operating cash outflow. Net interest expense previously included within financing cash flows has been reclassified to operating cash flows.

As a result, the Group has restated these consolidated financial statements to correct for these errors. The related footnotes to these consolidated financial statements have also been restated accordingly. These revisions did not impact the overall net loss, stockholders’ equity or overall net increase or decrease in cash and cash equivalents.

Consolidated statement of operations and comprehensive loss;

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Operating expenses:
Cost of revenues	(16,743,246)	(212,309)	(16,955,555)
Total operating expenses	(25,839,839)	(212,309)	(26,052,148)
Loss from operations	(8,840,402)	(212,309)	(9,052,711)
Financial expense	(4,924,711)	212,309	(4,712,402)
Net loss	(14,472,494)	—	(14,472,494)

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Operating expenses:
Cost of revenues	(9,518,360)	(83,698)	(9,602,058)
Total operating expenses	(13,713,907)	(83,698)	(13,797,605)
Loss from operations	(3,950,711)	(83,698)	(4,034,409)
Financial expense	(696,260)	83,698	(612,562)
Net loss	(4,630,168)	—	(4,630,168)

Consolidated statement of cash flows;

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2021	Restatement	December 31, 2021
Depreciation and amortization	6,146,879	(673,842)	5,473,037
Non-cash interest expense/income, net	658,439	(395,535)	262,904
A. Net cash used in operating activities	(2,967,624)	(1,069,377)	(4,037,001)
Payments of lease obligations	(886,151)	886,151	—
Payments of term loans	(1,904,807)	363,493	(1,541,314)
Interest received from bank	180,267	(180,267)	—
C. Net cash from financing activities	42,024,309	1,069,377	43,093,686
F. Net increase in cash and cash equivalents	9,713,441	—	9,713,441

	As reported		As restated
	January 1 –		January 1 –
	December 31, 2020	Restatement	December 31, 2020
Depreciation and amortization	2,936,156	(214,520)	2,721,636
Non-cash interest expense/income, net	265,359	(85,101)	180,258
A. Net cash used in operating activities	(770,369)	(299,621)	(1,069,990)
Payments of lease obligations	(298,218)	298,218	—
Payments of term loans	(18,205)	18,205	—
Interest received from bank	16,802	(16,802)	—
C. Net cash from financing activities	10,125,397	299,621	10,425,018
F. Net (decrease) / increase in cash and cash equivalents	(67,341)	—	(67,341)

Use of Estimates
3.1	Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses during the reporting period, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements.

Significant items subject to estimates and assumptions include those related to useful lives of property and equipment, including electric moped, electric bikes and electric scooters, legal contingencies, valuation allowance for deferred tax assets, determination of contract term of rental building and vehicle related to operating lease right of use assets, valuation of warrant liability and the valuation of stock-based compensation. Actual results could differ from those estimates.

Principles of consolidation
3.2	Principles of consolidation

The accompanying consolidated financial statements include the accounts of Marti Technologies Inc, and its wholly owned subsidiaries (collectively, the Group). Subsidiaries are entities controlled by Marti Technologies Inc. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra- group transactions, are eliminated in the preparation of the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of Group’s interest in the investee.

Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. Carrying value of shares owned by the Group has been eliminated in Stockholders’ equity and statement of operations accounts.

Operating Segments
3.3	Operating Segments

Beginning in 2023, the Group has reportable operating segments, as described below, which are the Group’s strategic operating segments. The strategic operating segments- offer different products and services and are managed separately because they require different technology and marketing strategies and are affected by different economic conditions.

The Group comprises the following main operating segments: Ride-hailing and two-wheeled electric vehicle rentals. The Group’s ride-hailing operating segment consists of its service which matches riders with drivers traveling in the same direction to share car and motorcycle rides. The Group’s two-wheeled electric vehicle rentals operating segment consists of its electric scooter, electric bike, and electric moped rental services.

Information regarding the results of each reportable operating segment is included on the following pages. Performance is measured based on operating segment’s revenue, selling and marketing expenses, general and administrative expenses and segment operating profit/(loss) as included in the internal management reports that are reviewed by the Group’s Chief Operating Decision Maker Oğuz Alper Öktem who is also the CEO of the Company. Segment operating profit/(loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain operating segments relative to other entities that operate within these industries. The Group does not allocate assets to its reportable segments at this time, and no such information is provided to the CODM. No ride-hailing expenses were incurred in first six months in 2022.

The accounting policies of operating segments are the same as those described in the summary of significant accounting policies.

For the interim period between January 1 - June 30 2023, the key financial information regarding the operating segments comprise the following:

	January 1 – June 30, 2023
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	9,484,761	9,484,761
Selling and marketing expenses	(2,985,954)	(224,817)	(3,210,771)
General and administrative expenses	(1,224,937)	(4,443,420)	(5,668,357)
Segment operating profit/(loss)	(4,210,891)	4,816,524	605,633

3.3	Operating Segments (Revised)

The Group comprises the following main operating segments: Two-wheeled electric vehicle rentals and ride-hailing. The Group’s ride-hailing operating segment consists of a service which matches riders with drivers traveling in the same direction to share car and motorcycle rides. The Group’s two-wheeled electric vehicle rentals operating segment consists of its electric scooter, electric bike, and electric moped rental services.

The Group is organised and managed on the basis of these operating segments. Being the reportable operating segments for the Group, they form the focus of the Group’s internal reporting systems and they are the basis used by the Chief Operating Decision Maker Oğuz Alper Öktem who is also the CEO of the Company and the Management Team for assessing the performance of the company and allocating resources within the business. With the new ride-hailing service progressing to a point within 2023 for the purposes of driving efficiency in management structures, achieving better balance in the scale of the operations and achieving better allocation of resources, the Group has now differentiated these two operating segments within 2023 which caused it to disclose these segments individually and revised the segment disclosure for 2022 beginning from October 2022, the commencement date of the ride-hailing service. There is no impact on the disclosures for 2021.

The ride-hailing service which was launched in October 2022, offers car and motorcycle ride-hailing options that connects riders with drivers traveling in the same direction. Riders and drivers agree on the price of the ride, though the Group currently does not enable payment over its mobile app or charge a fee for this service. With this addition, the Group is aligning the services to cater to a broader and more diverse customer base and better meet customer demand for both four-and two-wheeled vehicles. In the months leading up to the summer of 2024, the Group is planning to continue to invest in growing the ride-hailing business.

These operating segments offer different products and services and are managed separately because they require different technology and marketing strategies and are affected by different economic conditions.

Information regarding the results of each reportable operating segment is included below. Performance is measured based on an operating segment’s revenue, cost of revenue, selling and marketing expenses, general and administrative expenses and operating segment profit (loss)as included in the internal management reports that are reviewed by the Group’s Chief Operating Decision Maker and the Management Team. Operating segment profit/(loss) is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain operating segments relative to other entities that operate within these industries. The Group does not allocate assets to its reportable segments at this time, and no such information is provided to the CODM.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies.

For the year ended December 31 2022, the key financial information regarding the operating segments comprise the following:

	January 1 – December 31, 2022
	operating segments
		Two-wheeled
		electric vehicle
	Ride-hailing	rentals	Total
Revenue	—	24,988,171	24,988,171
Cost of revenues	(170,797)	(26,921,780)	(27,092,577)
Selling and marketing expenses	(803,033)	(843,111)	(1,646,144)
General and administrative expenses	(409,931)	(8,630,658)	(9,040,589)
Operating segment profit/(loss)	(1,383,761)	(11,407,378)	(12,791,139)

Revenue recognition
3.4	Revenue recognition

For the years ended December 31, 2022, 2021 and 2020, the Group recognized revenue from rides taken by individual users of the Marti mobile application (“Marti App”) as part of rental business, which the Group accounts for pursuant to ASC 842, Leases. Sales taxes, including value added taxes, are excluded from reported revenue.

Rental

The Group’s technology platform enables users to participate in Group’s rental program. To use a vehicle, the user contracts with Marti İleri via acceptance of the Marti User Agreement (“MuA”). Under the MuA, users agree that the Group retain the applicable fee as consideration for the renting of vehicles.

Riders pay on a per-ride basis with a valid credit card and / or from the preloaded wallet balances. The user must use the Marti App to rent the vehicles and must end the ride on the Marti App to conclude the trip. The Group’s performance obligation is to provide access to the vehicles over the user’s desired period of use. The Group accounts for revenue as operating lease revenue pursuant to ASC 842, Leases, and records revenue upon completion of each ride. The Group will only recognize revenue if collectability is probable. If the authorized payment agent is unable to collect the ride amount at the end of the ride, no revenue will be recorded, For such transactions revenue is recognized in the period when the collection is made. The transaction price of each ride is generally determined based on the period of use (minutes) and a predetermined rate per minute in addition to a starting fare, agreed to by the user prior to renting the vehicle. The Group treats rental associated credits, coupons, or rider incentives as a reduction to the revenue for the ride except for new business development coupons and rider referral program coupons. In the period when customers fund a preloaded wallet balance, the revenue is deferred until rides are actually taken by the user for the corresponding amounts.

The Group may also issue, at management’s sole discretion, credits to customers for discounts which may be used on future rides, issued as promotional codes. The value of those credits is recorded as reduction of revenues when the credits are used by customers.

Rider incentive programs

The Group has several rider incentive programs, which are offered to encourage rider activity on the Marti APP. Generally, the rider incentive programs are as follows:

Rider referral program

Under the rider referral program, both the referring rider and the referred new rider earn referral coupons when the referred rider completes their first ride on the Marti APP. The Group records the incentive as a liability at the time the incentive is earned by the referred and the referrer with the corresponding charges recorded as sales and marketing expense. Referral coupons typically expire within one month, The Group estimates breakage based on historical data.

Call center incentive coupons

Under the call center incentive coupons, when the rider experiences a problem such as a vehicle malfunction during the ride, and calls the call center of Marti, the call center supervisor can issue a coupon to the rider. Coupons typically expire within one year. The Group estimates breakage based on historical data.

3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Continued)

New business development coupons

The Group experimentally launches new products and services to continue its growth into adjacent, tech- enabled urban transportation services, introduce new forms of environmentally sustainable mobility services by leveraging its existing user base. It uses coupons to introduce and promote these new businesses and accounts for them as marketing expenses for new business development.

Deferred revenue
3.5	Deferred revenue

Deferred revenue consists of prepaid coupons to customers and wallet balances which allow customers to add funds upfront. These are short-term payables to customers generated by pre-payments for future rides. The Group does not record any significant financing component given that the customer paid for the services in advance, and the timing of the transfer of those services is at the discretion of the customer though the gift card expires after one year and after which, any remaining balance is recorded as revenue, even if it did not result in a ride.

Cost of revenues
3.6	Cost of revenues

Costs incurred in connection to Mobility offerings include but are not limited to: personnel-related costs, credit card processing fees, battery charging costs, repair and maintenance costs of electric vehicles, lease expenses for the vans and warehouses under operating leases, data center and networking expenses, mobile device and service costs, depreciation of rental vehicles, and certain direct costs.

Research and development
3.7	Research and development

Research and development expenses primarily consist of costs related to the Group’s technology initiatives, as well as expenses associated with ongoing improvements to existing vehicles. Research and development expenses are recognized as incurred.

Sales and marketing
3.8	Sales and marketing
Sales and marketing expenses primarily consist of advertising expenses and services marketing costs. Sales and marketing costs are recognized as incurred.
General and administrative
3.9	General and administrative

General and administrative expenses primarily consist of salaries, professional service fees, depreciation expense of property and equipment other than rental vehicles, consultancy expenses, administrative fees and other costs.

Income Taxes
3.10	Income taxes

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recorded based on the estimated future tax effects of differences between the financial statement carrying amount and the income tax basis of existing assets and liabilities. These differences are measured using the enacted statutory tax rates that are expected to apply to taxable income for the years in which differences are expected to reverse. The Group recognizes the effect on deferred taxes of a change in tax rates in the period that includes the enactment date.

The Group records a valuation allowance to reduce its deferred tax assets to the amount that it believes is more-likely-than-not to be realized. Management considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, existing taxable temporary differences, carryback availability and tax-planning strategies in assessing the need for a valuation allowance.

The Group evaluates uncertainty in income taxes by reviewing applicable tax law for all tax positions taken by the Group with respect to tax years for which the statute of limitations is still open. A tax benefit from a tax position is recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Recognized tax positions are measured as the largest amount of tax benefit greater than 50 percent likely of being realized. The Group presents interest and fines related to income taxes, if any, as a component of the income tax expense line in the accompanying consolidated statement of operations.

Cash and cash equivalents
3.11	Cash and cash equivalents

Cash and cash equivalents include bank deposits in TL, U.S. dollar and EUR and highly liquid investments with an original maturity of 90 days or less at acquisition that are readily convertible to known of cash. Cash equivalents are stated at amortized cost which approximate its fair value.

Trade receivables
3.12	Trade receivables

The Group collects the fees owed for completed transactions primarily from the rider’s authorized payment method. Payments are collected by the paying agent and transferred to the Group the next business day. The accounts receivable on the consolidated balance sheet represent the receivables from the authorized paying agent.

Financial liabilities
3.13	Financial liabilities

All interest-bearing loans are initially recognized at fair value less directly attributable transaction costs. After initial recognition, loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in profit or loss when the liabilities are derecognized.

Amortization of debt discount and issuance costs
3.14	Amortization of debt discount and issuance costs

Long-term debt is initially recorded at its allocated proceeds, net of issuance costs. Debt issuance costs, consisting of fair value of the warrant at its issuance date and other issuance fees directly related to the debt, are offset against the initial carrying value of the debt and are amortized to interest expense over the estimated life of the debt using the effective interest method.

Warrant
3.15	Warrant

The Group accounts for issued warrants either as a liability or equity in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (“ASC 480-10”) or ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Group’s Own Stock (“ASC 815-40”). Under ASC 480-10, warrants are considered a liability if they are mandatorily redeemable and they require settlement in cash, other assets, or a variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Group considers the requirements of ASC 815-40 to determine whether the warrants should be classified as a liability or as equity. Under ASC 815-40, contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event, equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date, liability-classified warrants are also accounted for at fair value on the issuance date and the fair value is marked-to-market in each reporting period.

Inventories
3.16	Inventories

Inventories consists of spare parts used for maintenance and repair of the rental vehicles. The cost of inventories consists of all purchase costs, transformation costs and other costs which are done to get the inventories to their current state and locations, Inventories are valued at the lower of cost based on a weighted average cost method or net realizable value. The average cost of inventory consists of the price paid for spare parts plus freight from manufacturers and any customs or duties incurred.

Customs tariffs
3.17	Customs tariffs

Based on the regulations of the Turkish Ministry of Trade, The Turkish government imposes tariffs (the “Tariffs”) on certain goods imported into Turkey, including Marti’s rental vehicles. Accordingly, the Group pays the required percentage of Tariffs for the import of vehicles into Turkey. The costs associated with the Tariffs were capitalized as part of the associated costs of the vehicles when the vehicles were purchased. The costs were then depreciated and included in the consolidated statement of operations consistent with related vehicle depreciation policy.

Stock-based compensation expense
3.18	Stock-based compensation expense

The Group periodically grants stock-based awards, including but not limited to, restricted ordinary shares, restricted share units and share options to eligible employees, directors and nonemployees.

Stock-based awards granted to employees and directors are measured at the grant date fair value of the awards and are recognized as compensation expense using the straight-line method over the requisite service period, which is generally the vesting period.

The fair value of the Common Stock underlying the stock option awards was determined by the board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of our Common Stock at each meeting at which awards were approved. These factors included, but were not limited to;

●	the results of unrelated third-party values of the Company’s common stock,
●	the Group’s performance and market position, which may change over time,
●	the industry outlook,
●	the valuation of comparable companies,
●	the likelihood and timeline of achieving a liquidity event, such as an initial public offering, given prevailing market conditions.

The Group accounts for forfeitures as they occur. In the case of awards being forfeited because of a failure to achieve a service condition, the previously recognized expense is reversed in the period of forfeiture.

A change in any of the terms or conditions of stock-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Property and equipment
3.19	Property and equipment

Property and equipment consist of equipment, furniture and fixtures, and rental electric scooters, electric bikes and electric mopeds. Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using a straight-line method over the estimated useful life of the related asset. Depreciation for property and equipment commences once they are ready for their intended use. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed, the cost and accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the consolidated statement of operations in the period realized.

The table below, shows the useful lives for the depreciation calculation using the straight-line method:

Estimated
economic
Type of asset	life (year)
Rental vehicles
– Rental electric scooters	2 – 3 years
– Rental electric e-bikes	2 – 3 years
– Rental electric mopeds	3 – 4 years
Furniture and fixtures	7 years
Leasehold improvements	1 – 5 years

Leasehold improvements are amortized on a straight-line basis over the shorter of the remaining term of the lease, or the useful life of the assets.

Vehicle deposits
3.20	Vehicle deposits

Vehicle deposits consist of capital advances made in connection to purchase orders submitted to vehicle’s manufacturers. The deposits expected to be converted into fixed assets, such as new rental vehicles.

Leases
3.21	Leases

The Group adopted ASC 842 using the modified retrospective approach with an effective date as of the beginning of the fiscal year, January 1, 2019. The Group elected the package of transition provisions available for expired or existing contracts, which allowed the Group to carryforward the historical assessments of (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. In accordance with ASC 842, the Group determines if an arrangement is or contains a lease at contract inception by assessing whether the arrangement contains an identified asset and whether the lessee has the right to control such asset. The Group determines the classification and measurement of its leases upon lease commencement. The Group enters into certain agreements as a lessor and either leases or subleases the underlying asset in the agreement to customers. The Group also enters into certain agreements as a lessee.

Lessor

The Group’s lease arrangements include vehicle rentals to riders. Due to the short-term nature of these arrangements, the Group classifies these leases as operating leases. The Group does not separate lease and non- lease components, such as roadside assistance provided to the lessee, in its lessor lease arrangements. Lease payments are variable based on duration of ride and are recognized as revenue upon the completion of each related ride. Taxes or other fees assessed by governmental authorities that are both imposed on and concurrent with each lease revenue-producing transaction and collected by the Group from the lessee are excluded from the consideration in its lease arrangements. The Group mitigates residual value risk of its leased assets by performing regular maintenance and repairs, as necessary, and through periodic reviews of asset depreciation rates based on the Group’s ongoing assessment of present and estimated future market conditions.

Lessee

The Group’s leases include real estate property to support its operations and vehicles that may be used for operations. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.

The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date. The lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.

The Group determines if an arrangement is a lease and for other than short term leases, classifies that lease as either an operating or finance lease at inception. Operating leases are included in “Operating lease right of use assets,” and “Operating lease liabilities in the Consolidated Balance Sheets.

Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term, and (3) lease payments.

Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its noncollateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term, and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.

The lease term for all the Group’s leases includes the noncancellable period of the lease plus any additional periods covered by either a Group option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. Lease payments included in the measurement of the lease liability comprise of the following:

●	Fixed payments, including in-substance fixed payments, owed over the lease term,
●	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date,
●	Amounts expected to be payable under a Group-provided residual value guarantee.

The operating lease right of use assets is initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The operating lease right of use assets is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding operating lease right of use assets unless doing so would reduce the carrying amount of the operating lease right of use assets to an amount less than zero. In that case, the amount of the adjustment that would result in a negative operating lease right of use assets balance is recorded in statement of operations. The Group has elected not to recognize operating lease right of use assets and operating lease liabilities that have a lease term 12 months or fewer. The Group recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.Variable lease payments associated with these leases are recognized and presented in the same manner as for all other Group leases.

Intangible assets, net
3.22	Intangible assets, net

Intangible assets are carried at cost and amortized on a straight-line basis over their estimated useful lives, which range from one to three years.

Intangible assets, net is mainly composed of operating permits and licenses awarded to the Group, which allow the Group to operate the rental business. The Group tests intangible assets for impairment whenever events or changes in circumstances (qualitative indicators) indicate that intangible assets might be impaired.

Impairment of non-current assets
3.23	Impairment of non-current assets

Long-lived assets, such as property, plant, and equipment, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Concentration of Credit Risk
3.24	Concentrations of credit risk

The Group’s cash and cash equivalents are potentially subject to concentration of credit risk. The Group has not experienced any losses on its deposits of cash and cash equivalents. Management believes that the institutions it uses are financially stable and, accordingly, minimal credit risk exists.

The Group measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis, whereby inputs used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

●	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: Unobservable inputs reflecting its own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets measured at fair value on a recurring basis

The carrying amounts of the Group’s financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities, approximate their respective fair values due to their short-term nature. The Group’s assets and liabilities listed above are based on level 1 inputs.

Assets measured at fair value on a non-recurring basis

The Group’s non-financial assets, such as intangible assets, and property, equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Recent Accounting Standards
3.25	Recently issued accounting standards

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions for recognizing deferred taxes for investments, performing inter-period tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. ASU 2019-12 is effective for the Group’s annual periods beginning after December 15, 2021. Early adoption is permitted. The Group adopted the ASU during 2022 and it did not have a material effect on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt- Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging- Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity- classified written call options (for example, warrants) that remain equity classified after modification or exchange. The provisions of ASU 2021-04 are effective for annual reporting periods beginning after December 15, 2021, and interim reporting periods within those annual periods, with early adoption permitted. The ASU is applied prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In October 2021, the FASB issued ASU 2021-07, Compensation — Stock Compensation (Topic 718): Determining the Current Price of an Underlying Share for Equity-Classified Stock-Based Awards (a consensus of the Private Company Council), which provides private companies with a practical expedient to determine their restricted share price, or option-based award share price input, using a ‘reasonable application of a reasonable valuation method’. The practical expedient applies to both employee and nonemployee awards, is only applicable for equity-classified stock-based payment awards and is applied on a measurement date-by-measurement date basis. ASU 2021-07 is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods in fiscal years beginning after December 15, 2022.The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.

In November 2021, the FASB issued ASU 2021-09, Leases (Topic 842): Discount Rate for Lessees That Are Not Public Entities, which allows non-public entities to make the risk-free rate election by class of underlying asset, rather than at the entity-wide level. An entity that makes the risk-free rate election is required to disclose the asset classes for which it has elected to apply a risk-free rate. The amendments further require that when the rate implicit in the lease is readily determinable for any individual lease, the lessee use that rate (rather than a risk-free rate or an incremental borrowing rate), regardless of whether it has made the risk-free rate election. The ASU is effective for the Company’s annual periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Earlier application is permitted. The amendments apply on a modified retrospective basis to leases that exist at the beginning of the fiscal year of adoption. The Group adopted the ASU effective January 1, 2022. Its effect on the consolidated financial statements was not material.